INVESTORS
                                LIFE INSURANCE COMPANY
                                   OF NORTH AMERICA
                            (Herein called Investors Life)




                                  SEPARATE ACCOUNT I
                                 FINANCIAL STATEMENTS
                                  December 31, 1995
                                      (Audited)




          This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.




          Investors Life Insurance
          Company of North America
          Administrative Offices:  Austin, Texas







                          Report of Independent Accountants


          To the Contracts Owners of Investors Life Insurance Company of North America Separate Account I and the Board of
          Directors of Investors Life Insurance Company of North America


          In our opinion, the accompanying combined balance sheet and the related individual statements of operations and of changes in total assets present fairly, in all material respects, the combined financial position of the subdivisions comprising the Investors Life Insurance Company of North America Separate Account I (the Separate Account) at December 31, 1995, the results of each of their operations for the year then ended and the changes in each of their total assets for the two years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



          Price Waterhouse LLP
          Dallas, Texas
          February 22, 1996





INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
COMBINED BALANCE SHEET
DECEMBER 31, 1995


  ASSETS


Investments at Market Value
(Notes 1 and 2):
    Portfolios of Putnam Capital Manager Trust:

Money Market Division

2,180,815 qualified shares              (cost $2,180,815)        $2,180,815
2,636,535 non-qualified shares          (cost $2,636,535)         2,636,535

Income Division

  360,748 qualified shares              (cost $4,612,681)         4,956,685
  603,904 non-qualified shares          (cost $7,731,746)         8,297,641

Growth & Income Division II

  826,587 qualified shares              (cost $16,015,701)       17,746,825
   61,313 shares owned by               (cost $1,187,977)         1,316,385
          Investors Life
  371,405 non-qualified shares          (cost $7,263,843)         7,974,070
   61,354 shares owned by               (cost $1,199,952)         1,317,276
          Investors Life

Voyager Division (formerly known as Aggressive Equity Division)

   20,625 qualified shares              (cost $497,669)             629,067
   36,618 shares owned by               (cost $883,569)           1,116,857
          Investors Life
   10,640 non-qualified shares          (cost $251,989)             324,532
   36,559 shares owned by               (cost $865,800)           1,115,047
          Investors Life


Total Assets                                                    $49,611,735



CONTRACT OWNERS' EQUITY

Contract Owners' Equity (Notes 3 and 7):


Money Market Division

1,096,192 qualified accumulation        ($1.9894462 per unit)    $2,180,815
          units outstanding
1,334,785 non-qualified accumulation    ($1.9752506 per unit)     2,636,535
          units outstanding

Income Division

1,580,611 qualified accumulation        ($3.1359299 per unit)     4,956,685
          units outstanding
2,678,698 non-qualified accumulation    ($3.0976397 per unit)     8,297,641
          units outstanding

Growth & Income Division II

3,444,210 qualified accumulation        ($5.1526547 per unit)    17,746,825
          units outstanding
  255,477 Investors Life equity         ($5.1526547 per unit)     1,316,385
1,806,556 non-qualified accumulation    ($4.4139625 per unit)     7,974,070
          units outstanding
  298,434 Investors Life equity         ($4.4139625 per unit)     1,317,276

Voyager Division (formerly known as Aggressive Equity Division)

  281,624 qualified accumulation        ($2.2337132 per unit)       629,067
          units outstanding
  500,000 Investors Life equity         ($2.2337132 per unit)     1,116,857
  145,524 non-qualified accumulation    ($2.2300940 per unit)       324,532
          units outstanding
  500,000 Investors Life equity         ($2.2300940 per unit)     1,115,047


Contract Owners' Equity                                         $49,611,735

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
 SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF OPERATIONS
TWELVE MONTHS ENDED DECEMBER 31, 1995


                                                 Money               Money
                                                  Market             Market
                                               Qualified         Non-Qualified


Investment Income:
Dividends                                      $  140,706        $  153,743

Expenses:
Mortality risk and expense                         31,476            34,072
fees guarantees (Notes 1 and 3)

Investment income - net                           109,230           119,671


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                 0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                      967,292           791,839
Cost of shares sold                               967,292           791,839

Net realized gain (loss) on investments                 0                 0

Net unrealized gain (loss) on investment                0                 0

Net realized and unrealized gain (loss)                 0                 0
on investments

Net Increase (Decrease) in Net Assets          $  109,230        $  119,671
from Investment Operations



                                                 Income             Income
                                               Qualified         Non-Qualified

Investment Income:
Dividends                                      $  103,195        $  156,732

Expenses:
Mortality risk and expense                         60,128            95,290
fees guarantees (Notes 1 and 3)

Investment income - net                            43,067            61,442


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                 0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                    1,325,318         1,106,418
Cost of shares sold                             1,288,332         1,099,663

Net realized gain (loss) on investments            36,986             6,755

Net unrealized gain (loss) on investment          773,455         1,283,698

Net realized and unrealized gain (loss)           810,441         1,290,453
on investments

Net Increase (Decrease) in Net Assets          $  853,508        $1,351,895
from Investment Operations



                                              Growth and         Growth and
                                              Income II           Income II
                                              Qualified*       Non-Qualified*
                                           (formerly Equity   (formerly Equity
                                            Division) (1)       Division) (1)

Investment Income:
Dividends                                      $  146,349        $   60,521

Expenses:
Mortality risk and expense                        202,859            92,225
fees guarantees (Notes 1 and 3)

Investment income - net                           (56,510)          (31,704)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                 0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                    3,763,680         1,427,689
Cost of shares sold                             4,064,731         1,590,542

Net realized gain (loss) on investments          (301,051)         (162,853)

Net unrealized gain (loss) on investment        5,614,225         2,596,107

Net realized and unrealized gain (loss)         5,313,174         2,433,254
on investments

Net Increase (Decrease) in Net Assets          $5,256,664        $2,401,550
from Investment Operations



                                                  Voyager         Voyager
                                                 Qualified*     Non-Qualified*

Investment Income:
Dividends                                      $    8,644        $    7,015

Expenses:
Mortality risk and expense                         18,139            14,581
fees guarantees (Notes 1 and 3)

Investment income - net                            (9,495)           (7,566)


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                 0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                       82,959            75,405
Cost of shares sold                                69,134            67,885

Net realized gain (loss) on investments            13,825             7,520

Net unrealized gain (loss) on investment          485,685           393,641

Net realized and unrealized gain (loss)           499,510           401,161
on investments

Net Increase (Decrease) in Net Assets          $  490,015        $  393,595
from Investment Operations



                                              Growth and         Growth and
                                                Income             Income
                                             Qualified(2)     Non-Qualified(2)

Investment Income:
Dividends                                      $   27,503        $   20,395

Expenses:
Mortality risk and expense                         11,407             8,460
fees guarantees (Notes 1 and 3)

Investment income - net                            16,096            11,935


Net Realized and Unrealized
Gain (Loss) on Investments:
Net realized capital gain distributions                 0                 0

Net realized gain (loss) on investments:
Proceeds from sale of shares                      139,845            40,423
Cost of shares sold                               155,377            43,889

Net realized gain (loss) on investments           (15,532)           (3,466)

Net unrealized gain (loss) on investment                0                 0

Net realized and unrealized gain (loss)           (15,532)           (3,466)
on investments

Net Increase (Decrease) in Net Assets          $      564        $    8,469
from Investment Operations

(1) includes activity due to the merger of the Growth and Income Division with the Equity Division as of April 18, 1995
(2) includes period from 1/1/95 through 4/17/95.
*Includes shares owned by Investors Life.

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
TWELVE MONTHS ENDED DECEMBER 31, 1995



                                                 Money               Money
                                                Market              Market
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $  109,230        $  119,671
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments                 0                 0
Net unrealized gain (loss) on investment                0                 0

Net increase (decrease) in net                    109,230           119,671
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                   194,606            44,620
transfers in (Note 3)
Net contract surrenders and transfers            (951,236)         (629,306)
out (Note 3)
Benefit payments to annuitants                    (11,036)          (43,271)

Net decrease from accumulation                   (767,666)         (627,957)
unit transactions
Net Increase (Decrease) in Net Assets            (658,436)         (508,286)
Net Assets:
Net assets at December 31, 1994                 2,839,250         3,144,821

Net assets at December 31, 1995                $2,180,815        $2,636,535



                                                Income              Income
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $   43,067        $   61,442
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments            36,986             6,755
Net unrealized gain (loss) on investment          773,455         1,283,698

Net increase (decrease) in net                    853,508         1,351,895
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    85,031            13,876
transfers in (Note 3)
Net contract surrenders and transfers          (1,289,036)         (906,494)
out (Note 3)
Benefit payments to annuitants                     (6,214)          (97,764)

Net decrease from accumulation                 (1,210,219)         (990,382)
unit transactions
Net Increase (Decrease) in Net Assets            (356,711)          361,513
Net Assets:
Net assets at December 31, 1994                 5,313,396         7,936,128

Net assets at December 31, 1995                 4,956,685         8,297,641



                                             Growth and         Growth and
                                             Income II           Income II
                                             Qualified*       Non-Qualified*
                                          (formerly Equity    (formerly Equity
                                           Division) (1)       Division) (1)

Investment Operations:
Investment income-net                          $  (56,510)       $  (31,704)
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments          (301,051)         (162,853)
Net unrealized gain (loss) on investment        5,614,225         2,596,107

Net increase (decrease) in net                  5,256,664         2,401,550
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                 3,629,931         2,506,850
transfers in (Note 3)
Net contract surrenders and transfers          (3,868,301)       (1,281,644)
out (Note 3)
Benefit payments to annuitants                    (49,704)          (32,262)

Net decrease from accumulation                   (288,074)        1,192,945
unit transactions
Net Increase (Decrease) in Net Assets           4,968,589         3,594,495
Net Assets:
Net assets at December 31, 1994                14,094,620         5,696,852

Net assets at December 31, 1995               $19,063,210       $ 9,291,346


                                               Voyager             Voyager
                                              Qualified*       Non-Qualified*

Investment Operations:
Investment income-net                           $  (9,495)        $  (7,566)
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments            13,825             7,520
Net unrealized gain (loss) on investment          485,685           393,641

Net increase (decrease) in net                    490,015           393,595
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    66,421            54,096
transfers in (Note 3)
Net contract surrenders and transfers            (109,354)          (62,157)
out (Note 3)
Benefit payments to annuitants                          0                 0

Net decrease from accumulation                    (42,933)           (8,061)
unit transactions
Net Increase (Decrease) in Net Assets             447,082           385,534
Net Assets:
Net assets at December 31, 1994                 1,298,842         1,054,045

Net assets at December 31, 1995                $1,745,924        $1,439,579



                                              Growth and        Growth and
                                                Income            Income
                                             Qualified(2)     Non-Qualified(2)

Investment Operations:
Investment income-net                          $   16,096        $   11,935
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments           (15,532)           (3,466)
Net unrealized gain (loss) on investment                0                 0

Net increase (decrease) in net                        564             8,469
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    30,302            43,844
transfers in (Note 3)
Net contract surrenders and transfers          (3,115,506)       (2,255,410)
out (Note 3)
Benefit payments to annuitants                     (3,932)          (19,434)

Net decrease from accumulation                 (3,089,136)       (2,231,000)
unit transactions
Net Increase (Decrease) in Net Assets          (3,088,572)       (2,222,531)
Net Assets:
Net assets at December 31, 1994                 3,088,572         2,222,531

Net assets at December 31, 1995                $        0        $        0

(1) includes activity due to the merger of the Growth and Income Division with the Equity Division as of April 18, 1995
(2) includes period from 1/1/95 through 4/17/95.

The accompanying notes are an integral part of these financial statements



INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
SEPARATE ACCOUNT I
INDIVIDUAL STATEMENTS OF CHANGES IN TOTAL ASSETS
TWELVE MONTHS ENDED DECEMBER 31, 1994



                                                    Money            Money
                                                    Market           Market
                                                  Qualified      Non-Qualified

Investment Operations:
Investment income-net                          $   66,494        $   79,964
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments                 0                 0
Net unrealized gain (loss) on investment                0                 0

Net increase (decrease) in net                     66,494            79,964
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                   567,815            90,139
transfers in (Note 3)
Net contract surrenders and transfers          (1,102,273)       (1,658,192)
out (Note 3)
Benefit payments to annuitants                    (11,239)          (51,311)

Net decrease from accumulation                   (545,697)       (1,619,364)
unit transactions
Net Increase (Decrease) in Net Assets            (479,203)       (1,539,400)
Net Assets:
Net assets at December 31, 1993                 3,318,453         4,684,221

Net assets at December 31, 1994                $2,839,250        $3,144,821





                                                 Income             Income
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $  299,313        $  488,515
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments           (60,531)         (103,131)
Net unrealized gain (loss) on investment         (491,742)         (811,510)

Net increase (decrease) in net                   (252,960)         (426,126)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                   144,200           101,539
transfers in (Note 3)
Net contract surrenders and transfers          (1,053,586)       (2,569,070)
out (Note 3)
Benefit payments to annuitants                    (74,065)          (72,417)

Net decrease from accumulation                   (983,451)       (2,539,948)
unit transactions
Net Increase (Decrease) in Net Assets          (1,236,411)       (2,966,074)
Net Assets:
Net assets at December 31, 1993                 6,549,807        10,902,202

Net assets at December 31, 1994                $5,313,396        $7,936,128



                                                 Equity             Equity
                                               Qualified         Non-Qualified

Investment Operations:
Investment income-net                          $  342,365        $  129,054
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments        (2,566,616)         (459,226)
Net unrealized gain (loss) on investment        2,113,115           267,574

Net increase (decrease) in net                   (111,136)          (62,598)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                   433,766             9,060
transfers in (Note 3)
Net contract surrenders and transfers          (8,365,579)       (1,474,715)
out (Note 3)
Benefit payments to annuitants                    (17,961)          (21,305)

Net decrease from accumulation                 (7,949,774)       (1,486,960)
unit transactions
Net Increase (Decrease) in Net Assets          (8,060,910)       (1,549,558)
Net Assets:
Net assets at December 31, 1993                22,155,530         7,246,410

Net assets at December 31, 1994               $14,094,620        $5,696,852




                                               Aggressive         Aggressive
                                                 Equity             Equity
                                               Qualified*       Non-Qualified*

Investment Operations:
Investment income-net                          $  136,107        $  130,956
Realized capital gain distributions               210,638           202,528
Net realized gain (loss) on investments            29,949            49,742
Net unrealized gain (loss) on investment         (404,406)         (403,492)

Net increase (decrease) in net                    (27,712)          (20,266)
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                    52,110             4,441
transfers in (Note 3)
Net contract surrenders and transfers             (92,011)         (200,450)
out (Note 3)
Benefit payments to annuitants                          0                 0

Net decrease from accumulation                    (39,901)         (196,009)
unit transactions
Net Increase (Decrease) in Net Assets             (67,613)         (216,275)
Net Assets:
Net assets at December 31, 1993                 1,366,455         1,270,320

Net assets at December 31, 1994                $1,298,842        $1,054,045



                                              Growth and         Growth and
                                                Income             Income
                                              Qualified*       Non-Qualified*

Investment Operations:
Investment income-net                          $   63,958        $   51,548
Realized capital gain distributions                     0                 0
Net realized gain (loss) on investments           (90,685)         (163,891)
Net unrealized gain (loss) on investment           32,483           123,710

Net increase (decrease) in net                      5,756            11,367
assets from investment operations

Accumulation Unit Transactions:
Net contract considerations and                   111,281            21,093
transfers in (Note 3)
Net contract surrenders and transfers            (504,991)         (649,404)
out (Note 3)
Benefit payments to annuitants                    (11,940)           (3,118)

Net decrease from accumulation                   (405,650)         (631,429)
unit transactions
Net Increase (Decrease) in Net Assets            (399,894)         (620,062)
Net Assets:
Net assets at December 31, 1993                 3,488,466         2,842,593

Net assets at December 31, 1994                $3,088,572        $2,222,531

*Includes shares owned by Investors Life.

The accompanying notes are an integral part of these financial statements





                  INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  SEPARATE ACCOUNT I

                            NOTES TO FINANCIAL STATEMENTS
                                  December 31, 1995


          Note 1. Organization

          Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions each corresponding to a portfolio of PCM Trust. Prior to the substitution of shares of PCM Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account, the Separate Account contained five divisions. In connection with the substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. See Note 6 for a description of the substitution. Each Division contains two subdivisions, one for the allocation of tax-qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

          Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the PCM Trust:
          PCM Money Market Fund, PCM Income Fund, PCM Growth and Income Fund or PCM Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of PCM Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note
          3), and the administrative charge deductions.

          Note 2. Significant Accounting Policies

          Following is a summary of the significant accounting policies of the Separate Account:

          (a)the market value of the investments is based on closing bid prices (net asset value) at December 31, 1995; (b)investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c)the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

          Note 3. Contract Owner Transactions

          Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the year ended December 31, 1995 were $20,645 after deductions for premium taxes of $98. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the year ended December 31, 1995, the total of all transfers was $6,648,836. Contract surrender benefits amounted to $7,819,608. Annuity benefits amounted to $263,617. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net asset value of the Separate Account.

          Note 4. Income Taxes

          Investors Life is taxed as a life insurance company under the Internal Revenue Code. The Separate Account is taxed as part of Investors Life. Under the current provisions of the Code, no Federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.

          Note 5. Diversification Requirements

          Under the provisions of Section 817(h) of the Internal Revenue Code, (the "Code"), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

          The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.


          Note 6.   Substitution of Fund Shares

          Prior to November 29, 1993, CIGNA Investments, Inc. ("CII") served as the investment adviser to each of the portfolios of the CIGNA Fund, pursuant to an investment advisory agreement between CII and the CIGNA Funds. In connection with its decision to withdraw from the active management of equity-based portfolios, CII indicated to the Board of Trustees of the CIGNA Funds and Investors Life that CII would be unwilling to continue to serve as investment adviser with respect to any of the portfolios of the CIGNA Fund on a long-term basis.

          CII indicated that an orderly withdrawal of CII's investment advisory services involved the selection of an investment adviser to provide equity advisory services during a transition period, as well as the capability to serve as the substitute underlying investment vehicle for the variable annuity contracts (the "Contracts") issued by Investors Life. Putnam Investment Management, Inc. ("Putnam Management"), the investment adviser to Putnam Capital Manager Trust ("PCM") indicated its willingness to serve as investment adviser to the CIGNA Annuity Equity Fund, the CIGNA Annuity Growth and Income Fund and the CIGNA Annuity Aggressive Equity Fund (the "CIGNA Equity Funds") during the transition period. PCM also indicated to Investors Life that its willingness to serve as the substitute underlying investment vehicle for the Contracts (the "Substitution").

          On the basis of the foregoing, the Trustees of the CIGNA Funds terminated the appointment of CII as the investment adviser to the CIGNA Equity Funds, effective November 29, 1993, and appointed Putnam Management as the new investment adviser of the CIGNA Equity Funds. CII continued to serve as the investment adviser of the CIGNA Annuity Money Market Fund and the CIGNA
          Annuity Income Fund and to provide certain administrative services to the CIGNA Funds until the completion of the Substitution.

          Investors Life filed an application with the U.S. Securities and Exchange Commission, requesting the issuance of an order approving the plan of Substitution. Such order was issued on December 21, 1994. The effectiveness of the Substitution was subject to prior approval by the vote of a majority of the votes to be cast by persons having their Contract values determined by each affected portfolio of the CIGNA Funds, which approval was obtained.

          As of April 18, 1995, shares of the PCM Trust were substituted for shares of the applicable CIGNA Fund as the underlying investment vehicle. The substitution of PCM Funds as the underlying investment vehicle for the variable annuity contracts was effected by Investors Life's exchange of shares of each of the portfolios of the CIGNA Funds for shares of the corresponding portfolio of PCM Funds.


Note 7.  Accumulation Unit Transactions

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the twelve months of 1995 and units outstanding at December 31, 1995 were as follows:


                                                 Money               Money
                                                 Market              Market
                                               Qualified         Non-Qualified

Units outstanding at December 31, 1994         1,488,534          1,660,811

Units purchased and transfers in                 105,253             23,520

Benefits, surrenders and transfers out          (497,595)          (349,546)

Units outstanding at December 31, 1995         1,096,192          1,334,785



                                                 Income             Income
                                               Qualified         Non-Qualified


Units outstanding at December 31, 1994         2,006,254          3,034,007

Units purchased and transfers in                  56,714              8,088

Benefits, surrenders and transfers out          (482,357)          (363,397)

Units outstanding at December 31, 1995         1,580,611          2,678,698


                                               Growth and         Growth and
                                               Income II           Income II
                                               Qualified*       Non-Qualified*
                                          (formerly Equity    (formerly Equity
                                            Division) (1)       Division) (1)

Units outstanding at December 31, 1994         3,672,031          1,733,131

Units purchased and transfers in                 921,306            681,928

Benefits, surrenders and transfers out          (893,650)          (310,069)

Units outstanding at December 31, 1995         3,699,687          2,104,990


                                               Voyager             Voyager
                                              Qualified*        Non-Qualified*

Units outstanding at December 31, 1994           798,724            649,408

Units purchased and transfers in                  32,244             25,988

Benefits, surrenders and transfers out           (49,344)           (29,872)

Units outstanding at December 31, 1995           781,624            645,524


                                              Growth and         Growth and
                                                Income             Income
                                            Qualified(2)      Non-Qualified(2)


Units outstanding at December 31, 1994         1,563,888          1,125,395

Units purchased and transfers in                  15,030             20,978

Benefits, surrenders and transfers out        (1,578,918)        (1,146,373)

Units outstanding at December 31, 1995                 0                  0

(1) includes activity due to the merger of the Growth and Income Division with the Equity Division as of April 18, 1995
(2) includes period from 1/1/95 through 4/17/95.
* includes shares owned by Investors Life


The accumulation units for six of the subdivisions include units applicable to contract owners who are "on benefit annuitants." At December 31, 1995 the number of accumulation units, the aggregate value of the subdivisions'equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:


                                               Accumulation        Aggregate
                                                  Units               Value

Money Market, Qualified                           29,438            $58,565
Money Market, Non-Qualified                      146,961           $290,285
Income, Qualified                                 62,121           $194,807
Income, Non-Qualified                            241,319           $747,519
Growth and Income II, Qualified                  104,824           $540,122
Growth and Income II, Non-Qualified              135,098           $596,318


                                                Monthly             Annuity
                                              Annuity Units       Unit Value

Money Market, Qualified                            1,084          0.8661646
Money Market, Non-Qualified                        5,171          0.8665983
Income, Qualified                                  1,091          1.4600543
Income, Non-Qualified                              5,134          1.4565572
Growth and Income II, Qualified                    3,657          1.3850492
Growth and Income II, Non-Qualified                5,447          1.4839318


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